18. SEGMENTED INFORMATION: Schedule of Segment Information - Assets and Liabilities (Details)	Dec. 31, 2018 CAD ($)
VANC
Segment Information - Accounts receivable	$ 280,280
Segment Information - Inventories	102,499
Segment Information - Equipment	21,005
Segment Information - Intangible assets	425,732
Segment Information - Accounts Payable	312,632
HealthTab
Segment Information - Accounts receivable	0
Segment Information - Inventories	0
Segment Information - Equipment	0
Segment Information - Intangible assets	1
Segment Information - Accounts Payable	1,607
Segment Information - Accounts receivable	280,280
Segment Information - Inventories	102,499
Segment Information - Equipment	21,005
Segment Information - Intangible assets	425,733
Segment Information - Accounts Payable	$ 314,239